Other Invested Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Other invested assets	$ 21,183	$ 19,406
Low Income Housing Tax Credit Properties
Schedule of Investments [Line Items]
Other invested assets	138	457
Derivative
Schedule of Investments [Line Items]
Other invested assets	$ 21,045	$ 18,949